RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	$ 196	¥ 1,277		¥ 555
Anpai
Related Party Transaction [Line Items]
Due from related parties	33	215		535
Jiangsu Anpac
Related Party Transaction [Line Items]
Due from related parties				1
Shanghai Yulin
Related Party Transaction [Line Items]
Due from related parties	2	13		13
Shanghai Muqing jiahe
Related Party Transaction [Line Items]
Due from related parties	1	9
Anpac Beijing
Related Party Transaction [Line Items]
Due from related parties	31	200
Xuedong Du
Related Party Transaction [Line Items]
Due from related parties	128	832
Xing Pu
Related Party Transaction [Line Items]
Due from related parties	1	8
CRS
Related Party Transaction [Line Items]
Accrued interest expense	$ 9	¥ 59
Jiaxing Zhijun
Related Party Transaction [Line Items]
Due from related parties				6
Accrued interest expense			$ 134	¥ 876